Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 115,859	$ 21,186	[1]	$ 7,695	[1]
Provision for income taxes	137,373	26,026		8,067
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	1,339	686		1,952
Current tax expense (benefit)	5,290	4,840		1,197
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	87,147	17,158		3,685
Current tax expense (benefit)	229
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	26,267	3,686		2,022
Current tax expense (benefit)	15,553
Other [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	1,106	(344)		(789)
Current tax expense (benefit)	442
Deferred Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	115,859	21,186		6,870
Current Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Current tax expense (benefit)	$ 21,514	$ 4,840		$ 1,197

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.